Employee Benefits - Summary of Defined Benefit Plan Expected Future Benefit Payments (Detail) $ in Millions	Dec. 31, 2017 MXN ($)
Disclosure of defined benefit plans [line items]
2018	$ 683
2019	305
2020	423
2021	335
2022	342
2023 to 2027	2,527
Pension and retirement plans [member]
Disclosure of defined benefit plans [line items]
2018	611
2019	233
2020	351
2021	263
2022	270
2023 to 2027	2,115
Seniority premiums [member]
Disclosure of defined benefit plans [line items]
2018	53
2019	52
2020	50
2021	48
2022	47
2023 to 2027	254
Postretirement medical services [member]
Disclosure of defined benefit plans [line items]
2018	19
2019	20
2020	22
2021	24
2022	25
2023 to 2027	$ 158